SIGNIFICANT EVENTS DURING THE REPORTING PERIOD - Disclosure of detailed information about reconciliation of the total fair value of liabilities related to notes (Details) - 6 months ended Jun. 30, 2026
$ in Thousands, $ in Thousands
		CAD ($)		USD ($)
Significant Events During Reporting Period [Line Items]
Opening balance		$ 0
Issued	[1]	6,518
Conversion		(3,370)	[2]	$ (2,441)
Changes in fair value		(1,626)
Foreign exchange translation reserve		54
Closing balance	[3]	1,576
Note Purchase Agreement [Member]
Significant Events During Reporting Period [Line Items]
Opening balance		0
Issued	[1]	3,293
Conversion	[2]	(2,369)
Changes in fair value		(888)
Foreign exchange translation reserve		1
Closing balance	[3]	37
Second Purchase Agreement [Member]
Significant Events During Reporting Period [Line Items]
Opening balance		0
Issued	[1]	1,359
Conversion	[2]	(962)
Changes in fair value		(380)
Foreign exchange translation reserve		0
Closing balance	[3]	17
Third Purchase Agreement [Member]
Significant Events During Reporting Period [Line Items]
Opening balance		0
Issued	[1]	584
Conversion	[2]	(39)
Changes in fair value		(98)
Foreign exchange translation reserve		10
Closing balance	[3]	457
Fourth Purchase Agreement [Member]
Significant Events During Reporting Period [Line Items]
Opening balance		0
Issued	[1]	714
Conversion	[2]	0
Changes in fair value		(122)
Foreign exchange translation reserve		29
Closing balance	[3]	621
Fifth Purchase Agreement [Member]
Significant Events During Reporting Period [Line Items]
Opening balance		0
Issued	[1]	568
Conversion	[2]	0
Changes in fair value		(138)
Foreign exchange translation reserve		14
Closing balance	[3]	$ 444

[1]	The following table summarizes the observable inputs used in valuation of liability related to Notes under Monte Carlo model for each applicable issuance date:
[2]	During the period of six months ended June 30, 2026, the Company issued 8,225,907 common shares upon partial conversion of Notes in total amount of US$2,441 thousand (approximately $3,370) at an average exercise price of US$0.297 per share. For more information regarding additional conversion of Notes, see Note 8B below
[3]	The fair value of liability related to Notes was measured by using Monte Carlo model in which key assumptions that have been used are as follows: risk-free interest rate of 4.37%, expected volatility of 138.75% and expected term of 1.25 year.